SEGMENT REPORTING	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING [abstract]
Disclosure of segment reporting

34.     SEGMENT REPORTING

Segment information is presented in respect of the Group’s business segments. The format is based on the Group’s management and internal reporting structure.

In a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker for the purposes of resource allocation and performance assessment, the Group has identified the following five reportable segments. No operating segments have been aggregated to form the following reportable segments.

(i)	Exploration and production, which explores and develops oil fields, produces crude oil and natural gas and sells such products to the refining segment of the Group and external customers.

(ii)

Refining, which processes and purifies crude oil, that is sourced from the exploration and production segment of the Group and external suppliers, and manufactures and sells petroleum products to the chemicals and marketing and distribution segments of the Group and external customers.

(iii)

Marketing and distribution, which owns and operates oil depots and service stations in the PRC, and distributes and sells refined petroleum products (mainly gasoline and diesel) in the PRC through wholesale and retail sales networks.

(iv)	Chemicals, which manufactures and sells petrochemical products, derivative petrochemical products and other chemical products mainly to external customers.

(v)	Corporate and others, which largely comprise the trading activities of the import and export companies of the Group and research and development undertaken by other subsidiaries.

The segments were determined primarily because the Group manages its exploration and production, refining, marketing and distribution, chemicals, and corporate and others businesses separately. The reportable segments are each managed separately because they manufacture and/or distribute distinct products with different production processes and due to their distinct operating and gross margin characteristics.

(1)Information of reportable segmental revenues, profits or losses, assets and liabilities

The Group’s chief operating decision maker evaluates the performance and allocates resources to its operating segments on an operating profit basis, without considering the effects of finance costs or investment income. Inter-segment transfer pricing is based on the market price or cost plus an appropriate margin, as specified by the Group’s policy.

Assets and liabilities dedicated to a particular segment’s operations are included in that segment’s total assets and liabilities. Segment assets include all tangible and intangible assets, except for interest in associates and joint ventures, investments, deferred tax assets, cash and cash equivalents, time deposits with financial institutions and other unallocated assets. Segment liabilities exclude short-term, income tax payable, long-term debts, loans from Sinopec Group Company and fellow subsidiaries, deferred tax liabilities and other unallocated liabilities.

Information on the Group’s reportable segments is as follows:

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Sales of goods
Exploration and production
External sales	57,740	47,443	69,168
Inter-segment sales	71,019	58,954	77,804

	128,759	106,397	146,972
Refining
External sales	120,650	102,983	132,478
Inter-segment sales	800,962	747,317	874,271

	921,612	850,300	1,006,749
Marketing and distribution
External sales	1,086,098	1,027,373	1,191,902
Inter-segment sales	3,056	3,480	3,962

	1,089,154	1,030,853	1,195,864
Chemicals
External sales	276,640	284,289	373,814
Inter-segment sales	43,814	38,614	49,615

	320,454	322,903	423,429
Corporate and others
External sales	436,749	418,102	533,108
Inter-segment sales	345,454	320,367	440,303

	782,203	738,469	973,411
Elimination of inter-segment sales	(1,264,305)	(1,168,732)	(1,445,955)

Sales of goods	1,977,877	1,880,190	2,300,470

Other operating revenues
Exploration and production	9,894	9,542	10,533
Refining	5,004	5,486	5,104
Marketing and distribution	17,512	22,004	28,333
Chemicals	8,417	12,211	14,314
Corporate and others	1,671	1,478	1,439

Other operating revenues	42,498	50,721	59,723

Sales of goods and other operating revenues	2,020,375	1,930,911	2,360,193

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Result
Operating (loss)/income
By segment
- Exploration and production	(17,418)	(36,641)	(45,944)
- Refining	20,959	56,265	65,007
- Marketing and distribution	28,855	32,153	31,569
- Chemicals	19,476	20,623	26,977
- Corporate and others	384	3,212	(4,484)
- Elimination	4,566	1,581	(1,655)

Total segment operating income	56,822	77,193	71,470

Share of profits/(losses) from associates and joint ventures
- Exploration and production	633	(1,203)	1,449
- Refining	725	1,075	989
- Marketing and distribution	1,379	2,362	2,945
- Chemicals	3,343	5,696	9,621
- Corporate and others	2,282	1,376	1,521

Aggregate share of profits from associates and joint ventures	8,362	9,306	16,525

Investment income/(losses)
- Exploration and production	835	24	40
- Refining	(8)	(4)	28
- Marketing and distribution	70	90	90
- Chemicals	41	119	86
- Corporate and others	350	34	18
- Elimination	(822)	—	—

Aggregate investment income	466	263	262

Net finance costs	(9,239)	(6,611)	(1,560)

Earnings before income tax	56,411	80,151	86,697

	December 31,
	2015	2016	2017
	RMB	RMB	RMB
Assets
Segment assets
- Exploration and production	447,307	402,476	343,404
- Refining	264,573	260,903	273,123
- Marketing and distribution	283,416	292,328	309,727
- Chemicals	151,646	144,371	158,472
- Corporate and others	108,921	95,263	170,045

Total segment assets	1,255,863	1,195,341	1,254,771

Interest in associates and joint ventures	84,293	116,812	131,087
Available-for-sale financial assets	10,964	11,408	1,676
Deferred tax assets	7,469	7,214	15,131
Cash and cash equivalents and time deposits with financial institutions	69,666	142,497	165,004
Other unallocated assets	19,013	25,337	27,835

Total assets	1,447,268	1,498,609	1,595,504

Liabilities
Segment liabilities
- Exploration and production	96,773	95,944	99,568
- Refining	58,578	82,170	101,429
- Marketing and distribution	118,897	133,303	164,101
- Chemicals	27,243	32,072	35,293
- Corporate and others	104,194	97,080	117,781

Total segment liabilities	405,685	440,569	518,172

Short-term debts	41,517	56,239	55,338
Income tax payable	1,048	6,051	13,015
Long-term debts	95,446	72,674	55,804
Loans from Sinopec Group Company and fellow subsidiaries	88,229	63,352	68,631
Deferred tax liabilities	8,259	7,661	6,466
Other unallocated liabilities	18,923	20,828	25,188

Total liabilities	659,107	667,374	742,614

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Capital expenditure
Exploration and production	54,710	32,187	31,344
Refining	15,132	14,347	21,075
Marketing and distribution	22,115	18,493	21,539
Chemicals	17,634	8,849	23,028
Corporate and others	2,821	2,580	2,398

	112,412	76,456	99,384

Depreciation, depletion and amortization
Exploration and production	52,155	61,929	66,843
Refining	16,557	17,209	18,408
Marketing and distribution	14,075	14,540	15,463
Chemicals	12,088	12,654	12,873
Corporate and others	1,585	2,093	1,723

	96,460	108,425	115,310

Impairment losses on long-lived assets
Exploration and production	4,864	11,605	13,556
Refining	9	1,655	1,894
Marketing and distribution	19	267	675
Chemicals	142	2,898	4,922
Corporate and others	112	—	211

	5,146	16,425	21,258

(2)Geographical information

The following tables set out information about the geographical information of the Group’s external sales and the Group’s non-current assets, excluding financial instruments and deferred tax assets. In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers, and segment assets are based on the geographical location of the assets.

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
External sales
Mainland China	1,580,856	1,488,117	1,758,365
Singapore	147,090	152,068	269,349
Others	292,429	290,726	332,479

	2,020,375	1,930,911	2,360,193

	December31,
	2015	2016	2017
	RMB	RMB	RMB
Non-current assets
Mainland China	1,029,318	1,000,209	979,329
Others	56,081	45,887	48,572

	1,085,399	1,046,096	1,027,901